FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 07, 2022	Oct. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, at cost					$ 1,434,444		$ 1,697,178	$ 8,716,111
Total change in fair value of debt					(2,702,666)		(4,028,189)
Gain (loss) on change in fair value of debt, included within other comprehensive income					7,436		$ 944,463
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]							Change in fair value of debt (risk adjusted)
Gain (loss) on change in fair value of debt, included within equity of noncontrolling interests					4,514		$ 303,867
Loss on change in fair value of debt					2,712,627	$ 953,433	2,356,058	90,719
Purchase of convertible promissory note	$ 250,000	$ 500,000	$ 250,000	$ 250,000			0	750,000	$ 250,000
Available-for-sale securities, at fair value					1,145,630		1,105,935	1,000,000
Accrued interest on available-for-sale securities					145,630		105,935	0
Equity securities without readily determinable fair value, amount					1,650,000		$ 1,650,000	$ 1,300,000
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)							8,900,000			900,000
Price per warrant (in dollars per share)							$ 1.00
Warrants outstanding					$ 8,900,000		$ 8,900,000
Number of securities called by each warrant (in shares)					1		1
Exercise price of warrants (in dollars per share)					$ 11.50		$ 11.50
Warrants term							30 days
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input					20.00%		21.00%
Discount rate | Discounted cash flow method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input					20.00%		21.00%	12.00%